Covered loans past due status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Covered Loans	$ 3,755,972	$ 4,348,703
Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Covered Loans	167,236	241,447
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Covered Loans	361,396	546,826
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Covered Loans	1,076,730	1,172,954
Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Covered Loans	73,199	116,181
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	124,330	76,005
Financing Receivable Recorded Investment 60 To 89 Days Past Due	71,324	58,815
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	1,095,102	1,265,530
Total Past Due	1,290,756	1,400,350
Financing Receivable Recorded Investment Current	2,465,216	2,948,353
Covered Loans	3,755,972	4,348,703
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Real Estate Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	81,386	35,286
Financing Receivable Recorded Investment 60 To 89 Days Past Due	41,256	25,273
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	545,241	519,222
Total Past Due	667,883	579,781
Financing Receivable Recorded Investment Current	1,409,528	1,691,514
Covered Loans	2,077,411	2,271,295
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	3,242	4,438
Financing Receivable Recorded Investment 60 To 89 Days Past Due	551	1,390
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	59,554	99,555
Total Past Due	63,347	105,383
Financing Receivable Recorded Investment Current	103,889	136,064
Covered Loans	167,236	241,447
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	13	997
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0	625
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	296,837	434,661
Total Past Due	296,850	436,283
Financing Receivable Recorded Investment Current	64,546	110,543
Covered Loans	361,396	546,826
Covered Under Loss Sharing Agreements With F D I C [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	38,307	32,371
Financing Receivable Recorded Investment 60 To 89 Days Past Due	28,206	28,238
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	182,376	196,541
Total Past Due	248,889	257,150
Financing Receivable Recorded Investment Current	827,841	915,804
Covered Loans	1,076,730	1,172,954
Covered Under Loss Sharing Agreements With F D I C [Member] | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	1,382	2,913
Financing Receivable Recorded Investment 60 To 89 Days Past Due	1,311	3,289
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	11,094	15,551
Total Past Due	13,787	21,753
Financing Receivable Recorded Investment Current	59,412	94,428
Covered Loans	$ 73,199	$ 116,181